Earnings per Share - Profit or Loss and Weighted Average Number of Shares Used in Calculation of Earnings per Share (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Line Items]
Profit for the year attributable to the shareholders of the Company from continuing operations	¥ 8,091	¥ 8,745	¥ 6
Loss for the year attributable to the shareholders of the Company from discontinued operations	(13)	(1,982)	(7,588)
Total (loss)/profit for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	¥ 8,078	¥ 6,763	¥ (7,582)
Weighted average number of common and class A shares for basic earnings per share(1)	220,945,548	194,083,995	174,992,000
Effect of dilution: Stock options	16,559,789	20,790,013	18,805,566
Employee Stock Ownership Plan (J-ESOP)	47,369
Weighted average number of total common and class A shares adjusted for the effect of dilution(1)	237,552,706	214,874,008	193,797,566
Common Shares And Class A Shares [member]
Earnings per share [Line Items]
Weighted average number of common and class A shares for basic earnings per share(1)	221,405,391	194,083,995	174,992,000
Treasury shares [member]
Earnings per share [Line Items]
Weighted average number of common and class A shares for basic earnings per share(1)	(459,843)